Liquidity Condition and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity Condition and Going Concern [Line Items]
Working capital deficits	$ 123,859,320	$ 69,644,587
Contract liabilities	107,940,684	23,733,705	$ 29,346,751
Cash flow operating activities	132,987,931	46,506,740	$ (12,529,017)
Borrowing aggregate amount	68,678,373
Related Party [Member]
Liquidity Condition and Going Concern [Line Items]
Due to related parties	$ 62,328,287	$ 56,633,373